John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211
Phone: 913.660.0778  Fax: 913.660.9157
john.lively@1940actlawgroup.com

April 10, 2015

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE: Amendment to Form N-CSR for the REMS International Real Estate Value-Opportunity Fund, the REMS Real Estate Value-Opportunity Fund and the REMS Real Estate Income 50/50 Fund (collectively, the “REMS Funds”) of the World Funds Trust (the “Trust”)(File Nos. 333-148723 and 811-22172)

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust, please find an amended annual shareholder report for the REMS Funds for the reporting period December 31, 2014 (“NCSR/A”). The annual shareholder report was filed on Form N-CSR with the Securities and Exchange Commission on March 12, 2015 (Accession Number: 0001209286-15-000133).

This NCSR/A is being filed for the purpose of amending the following chart titles that were inconsistent between the original filing and the documents mailed to shareholders:

•
reflect the correct date of December 31, 2014 in the REMS Real Estate Income 50/50 Fund’s unaudited Preferred Stock Holdings by Industry Sector chart title (the data was accurately presented as of December 31, 2014); and

•
reflect the correct date of December 31, 2014 in the REMS Real Estate Value Opportunity Fund’s unaudited Common Stock Holdings by Industry Sector and Preferred Stock Holdings by Industry Sector chart titles (the data in each table was accurately presented as of December 31, 2014).

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively@1940actlawgroup.com.

/s/ John H. Lively

On behalf of The Law Offices of John H. Lively & Associates, Inc.